Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 17, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 25, 2017
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 27,130	$ 27,987	$ 26,605	$ 26,587		$ 26,795	$ 25,085	$ 25,923	$ 26,144	$ 25,391	$ 24,925	$ 26,168	$ 27,457	$ 29,189	$ 29,186	$ 29,171	$ 28,646	$ 29,646	$ 29,449	$ 29,268	$ 28,444	$ 27,576	$ 27,527	$ 26,916	$ 26,112	$ 25,365	$ 24,957	$ 24,952	$ 24,992	$ 25,362	$ 25,264	$ 25,052	$ 25,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	512,570	528,759	502,641	502,314	$ 500,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	37,699	38,431	36,453	35,994		$ 34,878	$ 32,282	$ 33,188	$ 32,458	$ 31,051	$ 29,359	$ 30,770	$ 33,936	$ 35,615	$ 34,438	$ 34,520	$ 33,224	$ 32,746	$ 30,498	$ 29,399	$ 26,570	$ 29,704	$ 28,509	$ 28,179	$ 27,390	$ 25,492	$ 27,262	$ 26,641	$ 26,353	$ 26,599	$ 25,773	$ 25,069	$ 25,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	$ 548,344	$ 558,999	$ 530,220	$ 523,543	$ 500,000